CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ZAR (R) R in Millions	Total	Share capital	Retained earnings
Begining balance at Jun. 30, 2021	R 4,820.4	R 6,157.9	R (1,337.5)
Total comprehensive income
Profit for the year	1,123.8		1,123.8
Other comprehensive income	(9.1)		(9.1)
Total comprehensive income for the year	1,114.7		1,114.7
Contributions and distributions
Dividend on ordinary shares	(513.6)		(513.6)
Treasury shares disposed of for the vesting of the equity-settled share-based payment	0.0	15.4	(15.4)
Equity settled share-based payment	18.4		18.4
Total contributions and distributions	(495.2)	15.4	(510.6)
Ending balance at Jun. 30, 2022	5,439.9	6,173.3	(733.4)
Total comprehensive income
Profit for the year	1,281.4		1,281.4
Other comprehensive income	17.9		17.9
Total comprehensive income for the year	1,299.3		1,299.3
Contributions and distributions
Dividend on ordinary shares	(515.3)		(515.3)
Treasury shares disposed of for the vesting of the equity-settled share-based payment	0.0	14.6	(14.6)
Equity settled share-based payment	22.0		22.0
Equity-settled share based payment income tax impact on equity	27.7		27.7
Equity-settled share based payment vesting impact on equity	0.5		0.5
Total contributions and distributions	(465.1)	14.6	(479.7)
Ending balance at Jun. 30, 2023	6,274.1	6,187.9	86.2
Total comprehensive income
Profit for the year	1,328.7		1,328.7
Other comprehensive income	11.7		11.7
Total comprehensive income for the year	1,340.4		1,340.4
Contributions and distributions
Dividend on ordinary shares	(731.7)		(731.7)
Treasury shares disposed of for the vesting of the equity-settled share-based payment	0.0	4.3	(4.3)
Equity settled share-based payment	26.4		26.4
Equity-settled share based payment income tax impact on equity	(20.5)		(20.5)
Equity-settled share based payment vesting impact on equity	0.7		0.7
Total contributions and distributions	(725.1)	4.3	(729.4)
Ending balance at Jun. 30, 2024	R 6,889.4	R 6,192.2	R 697.2